Patient Service Revenue	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Patient Service Revenue Text Block 1

3. Bad Debt Provision and Allowance for Doubtful Accounts

  Bad Debt Provision

  Dialysis Care Revenues before provisions for doubtful accounts consist primarily of patient service revenues, which are recorded based upon established contractual rates with third party payors, during the period the health care services are provided. Third-party payors include federal and state agencies (under the Medicare and Medicaid programs), managed care health plans and commercial insurance companies. Estimates of contractual allowances under managed care health plans and commercial insurance companies are based upon the payment terms applicable to the related contractual agreements and historical payment patterns.

  Based on historical collection experience, a significant portion of net patient service revenues related to patients without adequate insurance coverage, patient co-payments and deductibles for patients who have third party health care coverage are ultimately uncollectible. For this reason a provision for doubtful accounts related to the uninsured portion of patient accounts is recorded to adjust net patient service revenue and related accounts receivable to estimated net collectible amounts.

  Allowance for Doubtful Accounts

Accounts Receivables are reduced by an allowance for doubtful accounts to reduce the carrying value of such receivables to their estimated net realizable value. The sufficiency of the allowance for doubtful accounts is estimated based upon management's detailed periodic assessment of historical write-offs and recoveries by major payor groups, trends in federal, state and private employer health care coverage and other collection trends. A significant portion of the allowance for doubtful accounts relate to amounts due directly from patients without adequate insurance coverage, patient co-payment and deductible amounts from patients who have health care coverage. Although outcomes vary, the Company attempts to collect amounts due from all patients, including co-payments and deductibles due from patients with insurance. Account balances are written off and deducted from the allowance for doubtful accounts after all reasonable collection efforts have been performed. Additions to the allowance for doubtful accounts are made by means of the provision for doubtful accounts. The amount of the provision for doubtful accounts is based upon management's historical collection experience and expected net collections from net patient service revenue during the period.

	For the three months ended March 31,
	2012	2011

Medicare ESRD program	$923,625	$895,232
Private/alternative payors	857,306	736,124
Medicaid and other government sources	103,570	51,511
Hospitals	99,742	99,133
Total patient service revenue	$1,984,243	$1,782,000